Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs as their Measurement Dates (Detail) - Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2023 $ / shares yr		Dec. 31, 2022 $ / shares yr
Ordinary share stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.6		9.94
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		11.5		11.5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		45		31
Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		5.28		5.75
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.85		3.98
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0		0
Probability of completing the Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	[1]	91
Probability of completing a different business combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.8	[2]	9	[3]

[1]	Estimated by solving for the implied probability of completing the Business Combination with StudioCo based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.
[2]	Derived as follows: 9%*(1-91%), where 9% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and 91% represents the probability of completing the Business Combination with StudioCo.
[3]	Based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of December 31, 2022.